Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 5,811	$ 193,486
Prepaid expenses and other current assets	229,926	318,218
Total Current Assets	235,737	511,704
Cash and marketable securities held in Trust Account	10,660,721	194,224,782
Total Assets	10,896,458	194,736,486
Current Liabilities:
Accrued expenses	427,019	448,480
Excise tax payable	1,848,455
Income tax payable	325,935	462,271
Convertible promissory note	310,999
Due to related party	55,000	25,000
Total Current Liabilities	2,967,408	935,751
Deferred tax liability		36,940
Warrant liabilities	424,049	857,787
Total Liabilities	3,391,457	1,830,478
Commitments and Contingencies
Common stock subject to possible redemption, 974,132 and 18,975,000 shares at redemption value of approximately $10.65 and $10.20 at June 30, 2023 and December 31, 2022, respectively	10,378,935	193,525,484
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding at June 30, 2023 and December 31, 2022 (excluding 974,132 and 18,975,000 shares subject to possible redemption at June 30, 2023 and December 31, 2022, respectively)	519	519
Accumulated deficit	(2,874,453)	(619,995)
Total Stockholders' Deficit	(2,873,934)	(619,476)
Total Liabilities and Stockholders' Deficit	$ 10,896,458	$ 194,736,486